Treasury Stock - Additional Information (Detail) ¥ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2018 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥) shares
Equity, Class of Treasury Stock [Line Items]
Payments for Repurchase of Common Stock		¥ 175	$ 25,000	¥ 221,749
2018 Share Repurchase Plan
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, authorized amount | $	$ 100,000,000
Payments for Repurchase of Common Stock | ¥				¥ 221,932
Stock Repurchase Program, Period in Force	1 year
2018 Share Repurchase Plan | ADS
Equity, Class of Treasury Stock [Line Items]
Repurchase of common stock				4,527,304
2018 Share Repurchase Plan | Common Class A [Member]
Equity, Class of Treasury Stock [Line Items]
Repurchase of common stock				45,273,040